OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES
Excise and cannabis tax	$ 4,754	$ 2,830	$ 5,780
Third Party Brand Distribution Accrual	77	78	584
Insurance And Professional Accrual	1,078	651	746
Other	315	147	1,750
Total Other Current Liabilities	$ 6,224	$ 3,706	$ 8,860